EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2014:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	3,193,543	$4.09	4.5	$9,845
Changes during the year:
Granted	823,329	$5.27
Exercised	(531,013)	$4.08
Forfeited	(88,000)	$4.63
Expired	(140,000)	$7.34

Options outstanding at end of year	3,257,859	$4.23	4.7	$2.440

Vested and expected to vest	3,127,545	$4.23	4.7	$2.342

Options exercisable at end of year	1,409,727	$3.88	3.6	$1.467

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following is a summary of the Company's restricted stock units ("RSUs") activity and related information for the year ended December 31, 2014:

	Number of shares	Weighted average grant date fair value

RSUs outstanding at beginning of year	272,461	$4.54
Changes during the year:
Granted	79,715	$5.23
Exercised	(121,172)	$4.56
Forfeited	(10,000)	$4.38

RSUs outstanding at end of year	221,004	$4.79

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following is a summary of warrants issued to non-employees:

	Number of shares	Weighted average exercise price

Warrants outstanding at beginning of year	80,000	$4.37
Changes during the year:
Granted	105,000	$4.81
Exercised	(15,375)	$4.45
Forfeited	(4,625)	$3.91

Warrants outstanding at end of year	165,000	$4.65

Warrants exercisable at end of year	15,000	$4.38

Schedule Of Share Based Compensation Stock Options Outstanding [Table Text Block]
The options and warrants outstanding as of December 31, 2014, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Options outstanding as of December 31, 2014	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable as of December 31, 2014	Weighted average exercise price of exercisable options
		(Years)

$ 0.00-1.10	12,500	4.47	$0.00	6,875	$0.00
$ 1.50-2.51	266,175	3.63	$2.06	155,425	$2.10
$ 2.57-4.00	1,264,835	4.22	$3.22	759,556	$3.17
$ 4.08-6.49	1,586,818	5.46	$4.99	392,114	$5.13
$ 6.51-9.24	292,531	5.05	$6.90	110,757	$7.16

	3,422,859	4.8	$4.25	1,424,727	$3.89